                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30,   1999.
                                                      ---------- ------
                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

Folksamerica Holding Company, Inc.
-------------------------------------------------------------------------------

Name of Institutional Investment Manager

One Liberty Plaza                    New York           NY                10006
-------------------------------------------------------------------------------
Business Address       (Street)       (City)          (State)             (Zip)

Michael S. Paquette        (603) 640-2205            Authorized Representative*
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person              *Power of Attorney on file
Duly Authorized to Submit This Report.

                                    ATTENTION
                    INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
                 FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused

this report to be signed on its behalf in the City of        Hanover
                                                     ---------------------------
and State of    New Hampshire              on  the    12th    day of
            -------------------------------       -----------

             August        ,       1999.
      ---------------------     ---------

                                        Folksamerica Holding Company, Inc.
                               ------------------------------------------------
                                   (Name of Institutional Investment Manager)


                               ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:              13F File No.:       Name:                       13F File No.:

1.                                      5.

2.                                      6.

3.                                      7.

4.                                      8.